Cumulative net loss due to settlement of derivative financial instruments (Details Narrative) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cumulative Net Loss Due To Settlement Of Derivative Financial Instruments
Cumulative net loss on settlement of derivative financial instruments	S/ (34,887)